Share-based Payments - Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2017 GBP (£) yr	Dec. 31, 2016 GBP (£) yr
Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	18.00%	18.00%
Average expected term to exercise (years) | yr	3.5	3.5
Risk-free rate (%)	0.30%	0.60%
Percentage of grant	3.20%	3.60%
Share price at date of grant (£)	£ 52.11	£ 42.34
Fair value at grant date (£)	£ 41.04	£ 26.53
Deferred Share Bonus Scheme
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	18.00%	17.00%
Average expected term to exercise (years) | yr	3.0	3.0
Risk-free rate (%)	0.30%	0.60%
Percentage of grant	3.20%	3.70%
Share price at date of grant (£)	£ 52.11	£ 40.08
Fair value at grant date (£)	£ 47.27	£ 35.82